Income tax expense/(credit) - Narrative (Details) - subsidiary	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Line Items]
Number of subsidiaries under two-tiered profit tax rate regime	1	1
Hong Kong
Income Tax Disclosure [Line Items]
Applicable tax rate (%)	16.50%	16.50%	16.50%
The United States
Income Tax Disclosure [Line Items]
Applicable tax rate (%)	21.00%